American Funds Insurance Series® Prospectus Supplement January 1, 2023 (for Class 1, Class 1A, Class 2 and Class 4 shares prospectuses dated May 1, 2022)

The following is added to the subsection titled “The Capital SystemSM” in the “Management and organization” section of the prospectus for New World Fund:

Effective January 1, 2023, Nicholas J. Grace will no longer manage money in the fund.

Keep this supplement with your prospectus.

Lit. No. INA8BS-115-0123O CGD/8024-S93253

American Funds Insurance Series®

Statement of Additional

Information Supplement

January 1, 2023

(for Class 1, Class 1A, Class 2 and Class 4 shares statement of additional information dated May 1, 2022, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section is amended solely with respect to New World Fund to read as follows:

The following table reflects information as of December 31, 2021:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
New World Fund
Carl M. Kawaja	3	$538.4	4	$17.00	None
Bradford F. Freer	5	$174.2	1	$0.55	None
Dawid Justus	1	$60.0	1	$0.55	None
Jonathan Knowles	5	$487.0	4	$22.18	None
Winnie Kwan	5	$201.0	3	$1.19	None
Robert W. Lovelace	2	$208.9	6	$20.27	16[3]	$9.69
Piyada Phanaphat	1	$60.0	1	$0.55	None
Akira Shiraishi	1	$60.0	3	$1.13	13[4]	$10.24
Kirstie Spence	3	$64.8	5	$4.89	5	$2.37
Tomonori Tani	1	$60.0	1	$0.55	None
Lisa Thompson	3	$77.6	4	$0.99	5	$0.67
Christopher Thomsen	3	$255.7	2	$2.90	1	$0.08

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-114-0123O CGD/8024-S93254